Property and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 4,356	€ 5,133
Acquisitions	90	562
Disposals	(193)	(20)
Depreciation	(611)	(707)
Transfers	0	0
Foreign exchange variation	0	(13)
Property, plant and equipment including right-of-use assets at end of period	3,643	4,955
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,184	2,389
Acquisitions	0	503
Disposals	(19)	(12)
Depreciation	(314)	(341)
Transfers	0	0
Foreign exchange variation	0	(13)
Property, plant and equipment including right-of-use assets at end of period	1,850	2,526
Lands and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,971	2,285
Acquisitions	81	285
Disposals	(172)	0
Depreciation	(262)	(294)
Transfers	0	0
Foreign exchange variation	0	(13)
Property, plant and equipment including right-of-use assets at end of period	1,618	2,263
Lands and buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,083	1,269
Acquisitions	0	285
Disposals	0	0
Depreciation	(204)	(231)
Transfers	0	0
Foreign exchange variation	0	(13)
Property, plant and equipment including right-of-use assets at end of period	879	1,310
Laboratory equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,385	2,861
Acquisitions	8	276
Disposals	(21)	(20)
Depreciation	(348)	(413)
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	2,024	2,705
Laboratory equipment and other | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,101	1,121
Acquisitions	0	218
Disposals	(19)	(12)
Depreciation	(110)	(111)
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	971	1,215
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0
Acquisitions	0	0
Disposals	0	0
Depreciation	0	0
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	0	0
In progress | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0
Acquisitions	0	0
Disposals	0	0
Depreciation	0	0
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	€ 0	€ 0